Post-Employment and Other Long-Term Employees Benefits - Rollforward Accumulated Other Comprehensive Income (Loss) Before Tax Effects (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Actuarial (gains)/losses
Accumulated other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 69	$ 49
Net amount generated/arising in current year	7	25
Amortization	(8)	(6)
Foreign currency translation adjustment	(1)	1
Accumulated other comprehensive loss, actuarial (gains)/losses, ending balance	67	69
Prior service cost
Accumulated other comprehensive loss, prior service cost, beginning balance	(1)	1
Net amount generated/arising in current year	3	(1)
Amortization	0	(1)
Foreign currency translation adjustment	0	0
Accumulated other comprehensive loss, prior service cost, ending balance	2	(1)
Total
Defined benefit plan, accumulated other comprehensive (income) loss, before tax	68	50
Net amount generated/arising in current year	10	24
Amortization	(8)	(7)
Foreign currency translation adjustment	(1)	1
Defined benefit plan, accumulated other comprehensive (income) loss, before tax	$ 69	$ 68